DISPOSAL OF ASSETS (Details) - 700 MW United States Hydroelectric Assets $ in Millions	Dec. 30, 2025 USD ($) MW	Dec. 31, 2025 MW
Disclosure of detailed information about investment property [line items]
Hydroelectric power capacity | MW	700	700
Proceeds, net of transaction costs	$ 215
Assets derecognized	1,285
Liabilities derecognized	698
Accumulated revaluation surplus post-tax	35
Brookfield Renewable And Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs	546
Accumulated revaluation surplus post-tax	$ 89